SHARE-BASED AWARDS - Black-scholes model (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Volatility, minimum	32.00%	32.00%
Volatility, maximum	45.00%	34.00%
Risk-free rate, minimum	1.63%	2.68%
Risk-free rate, maximum	2.34%	3.17%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Fair value	$ 4.22	$ 1.42
Expected life (in years)	5 years	5 years
Maximum
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Fair value	$ 4.29	$ 3.02
Expected life (in years)	7 years	7 years